UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6740

CITIFUNDS INSTITUTIONAL TRUST- CITI INSTITUTIONAL LIQUID RESERVES
                               CITI INSTITUTIONAL U.S.TREASURY RESERVES
                               CITI INSTITUTIONAL TAX FREE RESERVES
                               CITI INSTITUTIONAL CASH RESERVES
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  AUGUST 31
Date of reporting period: FEBRUARY 29, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The SEMI-ANNUAL Report to Stockholders is filed herewith.

Semi-Annual Report

CitiSM Institutional Liquid Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Fund Facts	3

Citi Institutional Liquid Reserves

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Notes to Financial Statements	7

Financial Highlights	10

Liquid Reserves Portfolio

Schedule of Investments	13

Statement of Assets and Liabilities	16

Statement of Operations	17

Statements of Changes in Net Assets	18

Notes to Financial Statements	19

Financial Highlights	22

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Economic prospects continued to improve over the six months ended February 29, 2004, as tax cuts and continued mortgage re-financings placed additional money into the hands of consumers. Rising domestic consumption, increases in business fixed investment and export activity contributed to a relatively robust growth rate in gross domestic product (“GDP”)[i] in the second half of 2003.

Although Federal Reserve Chairman Alan Greenspan indicated in his semi-annual report to members of Congress that “the real federal funds rate will eventually need to rise toward a more neutral level,” the rate remained at 1.00% through the end of February. Low inflation and a lack of substantial improvement in the labor market will enable the Fed to remain “patient” in its direction of monetary policy. Money market yields moved lower over the reporting period as investors’ expectations of a shift towards a tighter Fed policy waned.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Within this environment, the fund performed as follows:

CITISM INSTITUTIONAL LIQUID RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

	Seven-Day	Seven-Day
	Current Yield	Effective Yield
Class A Shares	0.96%	0.96%
Class SVB Institutional Shares	0.92%	0.92%
Class SVB Liquid Shares	0.56%	0.56%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com/html/shared/liquidity.html.

The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Yields for all share classes include a voluntary partial waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and seven-day effective yields for Class A shares would have been 0.76%; the seven-day current and seven-day effective yields for Class SVB Institutional shares would have been 0.76%; and the seven-day current and seven-day effective yields for Class SVB Liquid shares would have been 0.41%. The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In the cases where the current yield and effective yield are the same, it is due to rounding.

1

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

The fund invests all of its investable assets in Liquid Reserves Portfolio (“The Portfolio”).

Please refer to pages 13 through 15 for a list and percentage breakdown of the Portfolio’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

i Gross domestic product is a market value of goods and services produced by labor and property in a given country.

2

F U N D   F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
October 2, 1992	• Lipper Taxable Institutional Money
Market Funds Average

Net Assets as of 2/29/04	• iMoneyNet, Inc. 1st Tier Institutional
Class A shares: $20,246.1 million	Taxable Money Market
SVB Liquid Reserves	Funds Average
shares: $261.8 million
SVB Institutional Liquid Reserves
shares: $2,478.1 million

*The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

3

Citi Institutional Liquid Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investment in Liquid Reserves Portfolio, at value (Note 1A)	$22,993,547,615

Liabilities:
Dividends payable	2,670,325
Payable for shares of beneficial interest repurchased	2,670,233
Management fees payable (Note 3)	975,312
Distribution/Service fees payable (Note 4)	161,258
Accrued expenses and other liabilities	1,068,454

Total liabilities	7,545,582

Net Assets	$22,986,002,033

Net Assets Consist of:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	$229,859
Paid-in capital in excess of par value	22,985,703,525
Accumulated net gain on investments from Liquid Reserves Portfolio	68,649

Total Net Assets	$22,986,002,033

Class A Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($20,246,024,811/20,245,958,751 shares outstanding)	$1.00

SVB Liquid Reserves Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($261,837,733/261,837,282 shares outstanding)	$1.00

SVB Institutional Liquid Reserves Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($2,478,139,489/2,478,137,351 shares outstanding)	$1.00

See notes to financial statements

4

Citi Institutional Liquid Reserves
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1B):
Income from Liquid Reserves Portfolio	$143,694,852
Allocated expenses from Liquid Reserves Portfolio	(12,796,452)

		$130,898,400
Expenses:
Distribution/Service fees (Note 4)	13,262,957
Management fees (Note 3)	12,771,949
Transfer agent fees	311,704
Registration fees	300,000
Trustees’ fees	192,855
Legal fees	68,810
Shareholder reports	56,781
Blue sky fees	37,378
Custody and fund accounting fees	22,787
Audit fees	8,167

Total expenses	27,033,388
Less: aggregate amounts waived by the Manager
and Distributor (Notes 3 and 4)	(18,615,435)

Net expenses		8,417,953

Net investment income		122,480,447
Net Realized Gain on Investments from Liquid Reserves Portfolio		1,585,415

Net Increase in Net Assets Resulting from Operations		$124,065,862

See notes to financial statement

5

Citi Institutional Liquid Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations
Net investment income	$122,480,447	$377,518,689
Net realized gain on investments	1,585,415	—

Net increase in net assets from operations	124,065,862	377,518,689

From Investment Activities:
Declared as dividends to shareholders (Note 2):
Class A shares	(112,280,668)	(343,053,032)
SVB Liquid Reserves shares	(814,284)	(3,805,277)
SVB Institutional Liquid Reserves shares	(10,902,261)	(30,660,380)

	(123,997,213)	(377,518,689)

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
Class A shares
Proceeds from sale of shares	106,783,141,660	236,359,444,481
Net asset value of shares issued to shareholders
from reinvestment of dividends	83,474,095	223,730,567
Cost of shares repurchased	(109,277,038,532)	(241,761,304,114)

Total Class A shares	(2,410,422,777)	(5,178,129,066)

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
SVB Liquid Reserves shares
Proceeds from sale of shares	209,341,568	330,055,296
Net asset value of shares issued to shareholders
from reinvestment of dividends	809,767	3,412,521
Cost of shares repurchased	(234,130,837)	(538,271,174)

Total SVB Liquid Reserves shares	(23,979,502)	(204,803,357)

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
SVB Institutional Liquid Reserves shares
Proceeds from sale of shares	1,597,413,495	1,711,834,916
Net asset value of shares issued to shareholders
from reinvestment of dividends	10,847,551	30,459,389
Cost of shares repurchased	(1,310,582,436)	(2,360,336,117)

Total SVB Institutional Liquid Reserves shares	297,678,610	(618,041,812)

Net decrease in net assets from transactions in shares of
beneficial interest	(2,136,723,669)	(6,000,974,235)

Net Decrease in Net Assets	(2,136,655,020)	(6,000,974,235)

Net Assets:
Beginning of period	25,122,657,053	31,123,631,288

End of period	$22,986,002,033	$25,122,657,053

See notes to financial statements

6

Citi Institutional Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Institutional Liquid Reserves (the “Fund”) is a separate diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Liquid Reserves Portfolio (the “Portfolio”), formerly known as Cash Reserves Portfolio, a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of the investment reflects the Fund’s proportionate interest (63.9% at February 29, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (the “Distributor”). Citicorp Trust Bank, fsb (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The Fund offers Class A shares, SVB Liquid Reserves shares, and SVB Institutional Liquid Reserves shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to the class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Fund were liquidated.

     The preparation of financial statements in accordance with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses is charged against and reduces the amount of the Fund’s investment in the Portfolio.

7

Citi Institutional Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $12,771,949, of which $6,377,550 was voluntarily waived for the six months ended February 29, 2004. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets for represented by Class A and SVB Securities Institutional Liquid Reserves shares and 0.45% of average daily net assets for SVB Securities Liquid Reserves shares. The Service fees paid amounted to $11,471,864 for Class A, all of which were voluntarily waived, $631,296 for SVB Securities Liquid Reserves shares, of which $70,144 were voluntarily waived and $1,159,797 for SVB Securities Institutional Liquid Reserves shares, of which $695,877 were voluntarily waived for the six months ended February 29, 2004. These fees may be used to make payments to the Distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares Of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $26,062,912,907 and $28,329,572,258, respectively, for the six months ended February 29, 2004.

7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the

8

Citi Institutional Liquid Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement bene-fit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

8. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

9

Citi Institutional Liquid Reserves
F I N A N C I A L   H I G H L I G H T S

	Class A

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Net Asset Value,
beginning of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00487		0.01299	0.02236	0.05459	0.05890	0.05041
Less dividends from net
investment income	(0.00487)		(0.01299)	(0.02236)	(0.05459)	(0.05890)	(0.05041)

Net Asset Value, end of
period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$20,246,025		$22,656,382	$27,834,511	$18,777,220	$5,788,233	$5,794,599
Ratio of expenses to
average net assets†	0.16	%*	0.18%	0.20%	0.20%	0.16%	0.19%
Ratio of net investment
income to average
net assets†	0.98	%*	1.32%	2.18%	5.10%	5.87%	5.04%
Total return	0.49	%**	1.31%	2.26%	5.60%	6.05%	5.16%

Note: If agents of the Fund and agents of Liquid Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00361		$0.01074	$0.02007	$0.05169	$0.05271	$0.04557
Ratios:
Expenses to average
net assets†	0.38	%*	0.38%	0.43%	0.63%	0.78%	0.79%
Net investment income to
average net assets†	0.76	%*	1.12%	1.95%	4.67%	5.25%	4.44%

† Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
* Annualized
** Not Annualized

See notes to financial statements

10

Citi Institutional Liquid Reserves
F I N A N C I A L   H I G H L I G H T S

SVB Securities Liquid Reserves Shares

						For the Period
						April 24, 2000
Six Months Ended			Year Ended August 31,			(Commencement
February 29,2004						of Operations) to
(Unaudited)			2003	2002	2001	August 31, 2000

Net Asset Value,
beginning of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00289		0.00900	0.01837	0.05078	0.02120
Less dividends from net
investment income	(0.00289)		(0.00900)	(0.01837)	(0.05078)	(0.02120)

Net Asset Value,
end of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$261,838		$285,817	$490,620	$1,417,159	$124,416
Ratio of expenses to
average net assets†	0.56	%*	0.58%	0.60%	0.59%	0.66%*
Ratio of net investment
income to average
net assets†	0.58	%*	0.94%	1.97%	4.71%	5.35%*
Total return	0.29	%**	0.91%	1.86%	5.20%	2.14%**

Note: If agents of the Fund and agents of Liquid Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00196		$0.00693	$0.01568	$0.04948	$0.02039
Ratios:
Expenses to average
net assets†	0.73	%*	0.73%	0.75%	1.02%	1.28%*
Net investment income
to average net assets†	0.41	%*	0.79%	1.82%	4.28%	4.73%*

† Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
* Annualized
** Not Annualized

See notes to financial statements

11

Citi Institutional Liquid Reserves
F I N A N C I A L   H I G H L I G H T S

	SVB Securities Institutional Liquid Reserves Shares

					For the Period
					June 5, 2001
	Six Months Ended		Year Ended August 31,		(Commencement
	February 29, 2004				of Operations) to
	(Unaudited)		2003	2002	August 31, 2001

Net Asset Value,
beginning of period	$1.00000		$1.00000	$1.00000	$1.00000
Net investment income	0.00468		0.01259	0.02200	0.00955
Less dividends from
net investment income	(0.00468)		(0.01259)	(0.02200)	(0.00955)

Net Asset Value, end of period	$1.00000		$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$2,478,139		$2,180,459	$2,798,501	$1,087,535
Ratio of expenses to
average net assets†	0.20	%*	0.22%	0.24%	0.24%*
Ratio of net investment income to
average net assets†	0.94	%*	1.28%	2.11%	5.06%*
Total return	0.47	%**	1.27%	2.22%	0.96%**††

Note: If agents of the Fund and agents of Liquid Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00382		$0.01088	$0.02078	$0.00884
Ratios:
Expenses to
average net assets†	0.38	%*	0.38%	0.40%	0.59%*
Net investment income to
average net assets†	0.76	%*	1.12%	1.95%	4.71%*

† Includes the Fund’s share of Liquid Reserves Portfolio’s allocated expenses.
†† The total return of 4.08% was previously reported incorrectly using an annualized basis.The restated total return of 0.96% is presented on a non-annualized basis.
* Annualized
** Not Annualized

See notes to financial statements

12

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Asset Backed — 12.0%

K2 USA LLC,*
1.07% due 04/07/04	$140,000	$139,998,596
1.07% due 04/26/04	156,500	156,496,418
1.07% due 05/18/04	75,000	74,996,891
1.05% due 09/28/04	150,000	149,978,499
Links Finance Corp.,*
1.06% due 03/15/04	200,000	199,999,164
1.06% due 06/16/04	100,000	99,991,230
1.05% due 07/15/04	400,000	399,970,273
1.05% due 01/18/05	250,000	249,956,233
Premier Asset Coll
Entity Ltd.,*
1.06% due 04/26/04	100,000	99,998,474
1.06% due 05/17/04	125,000	124,997,385
Sigma Finance Corp.,*
1.07% due 04/05/04	500,000	499,995,192
1.06% due 04/28/04	100,000	99,997,622
1.07% due 04/30/04	250,000	249,993,852
1.05% due 07/15/04	373,000	372,965,350
1.06% due 08/17/04	250,000	249,970,902
1.05% due 01/18/05	175,000	174,969,363
1.05% due 01/21/05	100,000	99,977,793
Stanfield Victoria
Finance Ltd.,*
1.07% due 05/04/04	100,000	99,998,266
1.06% due 05/20/04	100,000	99,996,681
1.06% due 06/15/04	100,000	99,996,270
1.07% due 06/15/04	100,000	99,995,645
Whistlejacket
Capital Ltd.,*
1.05% due 06/28/04	50,000	49,996,766
1.05% due 12/15/04	111,000	110,977,800
White Pine
Finance LLC, *
1.05% due 09/15/04	100,000	99,986,475
1.05% due 09/28/04	108,000	107,984,312
1.05% due 10/25/04	118,000	117,984,569

		4,331,170,021

Bank Notes — 1.4%

Bank America
1.07% due 06/09/04	500,000	500,000,000

Certificates of Deposit (Euro) — 13.2%

Barclays Bank,
1.12% due 03/17/04	119,000	119,001,025
Credit Lyonnais
Grand Cayman,
1.11% due 04/02/04	150,000	150,000,663
Depfa Bank, PLC,
1.14% due 06/14/04	500,000	500,000,000
1.08% due 06/16/04	300,000	300,000,000
1.11% due 07/13/04	200,000	200,000,000
1.12% due 08/24/04	110,000	110,000,000
HBOS,
1.13% due 03/22/04	$164,000	$164,000,953
HBOS London,
1.11% due 05/06/04	200,000	200,003,641
1.11% due 05/10/04	350,000	350,003,390
1.11% due 05/24/04	100,000	100,002,324
San Paulo Imi Spa,
1.10% due 05/10/04	350,000	350,000,000
Unicredito Italiano,
1.11% due 03/12/04	200,000	200,001,777
1.08% due 03/16/04	200,000	200,000,000
1.09% due 03/24/04	100,000	100,000,000
1.13% due 04/05/04	100,000	100,002,900
1.08% due 04/07/04	150,000	150,000,000
1.15% due 04/30/04	150,000	150,000,000
Westdeutsche
Landesbank,
1.13% due 04/08/04	1,300,000	1,300,013,645

		4,743,030,318

Certificates of Deposit (Yankee) — 13.9%

Canadian Imperial Bank,
1.06% due 03/11/04	200,000	199,999,244
Credit Agricole,
1.12% due 06/30/04	250,000	250,000,000
Credit Lyonnias,
1.12% due 03/05/04	100,000	99,999,779
1.09% due 04/26/04	300,000	300,000,000
1.09% due 08/25/04	300,000	300,000,000
Danske Bank
1.08% due 08/31/04	300,000	300,000,000
Dexia Bank NY,
1.08% due 08/31/04	250,000	250,000,000
Landesbank Baden,
1.10% due 04/26/04	480,000	480,003,720
Nationwide
Building Soc.,
1.11% due 03/10/04	100,000	100,000,725
1.09% due 08/17/04	189,000	188,032,897
1.09% due 08/23/04	100,000	99,470,138
Nordeka Bank Finland,
1.07% due 06/30/04	117,000	117,000,000
Norddeutchse
Landesbank,
1.10% due 03/15/04	150,000	149,935,833
1.10% due 04/16/04	150,000	149,789,167
1.10% due 04/19/04	125,000	125,000,847
Norddeutchse
Landesbank Giro,
1.08% due 06/23/04	150,000	150,000,000
1.09% due 06/23/04	300,000	300,004,728
Svenska
Handelsbabken AB,
1.06% due 06/30/04	340,000	340,000,000
1.09% due 08/23/04	500,000	500,000,000

13

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit
(Yankee) — (cont’d)

Toronto Dominion Bank,
1.09% due 03/16/04	$250,000	$250,000,000
1.06% due 03/26/04	100,000	100,000,000
1.11% due 04/06/04	100,000	100,001,468
1.07% due 06/29/04	139,000	139,000,000

		4,988,238,546

Commercial Paper — 37.1%

ABSC Capital Corp,
1.08% due 03/12/04	100,000	99,967,000
Amstel Funding Corp.,
1.12% due 03/15/04	191,846	191,762,440
1.15% due 04/07/04	102,111	101,990,310
1.10% due 04/15/04	291,000	290,599,875
1.15% due 04/28/04	200,000	199,629,444
1.11% due 05/28/04	100,000	99,728,667
1.17% due 06/16/04	74,069	73,811,425
1.18% due 06/18/04	179,801	179,161,333
1.09% due 07/27/04	221,081	221,085,830
ANZ Delware Inc.,
1.10% due 04/19/04	189,500	189,217,566
Asset Portfolio Funding,
1.10% due 03/10/04	116,774	116,741,887
Atlantis One
Funding Corp.,
1.10% due 04/07/04	150,008	149,838,408
Atomium Funding Corp.,
1.12% due 03/15/04	128,372	128,316,087
1.11% due 03/16/04	107,000	106,950,513
1.11% due 03/17/04	120,735	120,675,437
1.06% due 04/20/04	120,098	119,921,189
1.05% due 05/11/04	102,813	102,600,091
1.07% due 05/21/04	186,534	186,084,919
1.08% due 06/03/04	75,000	74,788,500
BankAmerica Corp,
1.05% due 05/07/04	300,000	299,413,750
CANCARRA,
1.11% due 03/10/04	96,882	96,855,115
Crown Point Cap Co.,
1.13% due 03/03/04	100,385	100,359,792
1.12% due 03/11/04	250,906	250,827,940
1.06% due 05/13/04	253,256	252,711,640
1.13% due 08/10/04	100,000	99,491,500
Danske Corp Disc.,
1.08% due 08/23/04	200,000	198,950,000
1.08% due 08/27/04	232,000	230,754,160
Depfa Bank Europe,
1.11% due 04/01/04	105,712	105,610,957
Edison Asset Securitization
1.08% due 07/01/04	192,474	191,769,545
GE Capital Corp,
1.10% due 08/09/04	$200,000	$199,016,111
GE Capital International
Funding Inc.,
1.09% due 08/17/04	200,000	198,976,611
1.09% due 08/18/04	200,000	198,970,556
Georgetown Funding,
1.14% due 03/16/04	607,973	607,684,213
1.06% due 04/15/04	220,000	219,708,500
Giro Balanced Funding,
1.05% due 05/20/04	124,309	124,018,946
Grampian Funding Ltd.,
1.10% due 03/05/04	155,000	154,981,056
1.10% due 03/29/04	519,000	518,555,967
1.07% due 06/02/04	147,000	146,593,668
1.09% due 07/16/04	129,000	128,464,901
1.10% due 08/09/04	128,000	127,370,311
1.10% due 08/10/04	233,000	231,846,650
1.08% due 08/23/04	129,000	128,322,750
Hannover,
1.05% due 03/03/04	123,001	122,993,825
1.06% due 04/28/04	216,821	216,450,718
HBOS Treasury
Services PLC,
1.10% due 03/10/04	150,000	149,958,750
1.10% due 03/12/04	100,000	99,966,389
1.10% due 03/18/04	200,000	199,896,583
1.10% due 03/22/04	200,000	199,872,250
1.10% due 04/16/04	100,000	99,859,444
KBC Financial
Products
International,
1.07% due 07/21/04	150,000	149,366,917
Mica Funding LLC,
1.12% due 03/05/04	250,000	249,968,889
1.15% due 03/10/04	100,000	99,971,250
1.08% due 04/22/04	200,000	199,688,000
1.06% due 05/24/04	100,000	99,752,667
1.08% due 06/10/04	112,000	111,660,640
Moat Funding LLC,
1.13% due 03/11/04	100,000	99,968,611
1.13% due 03/12/04	100,000	99,965,473
Nyala Funding LLC,
1.13% due 03/15/04	114,929	114,878,495
1.07% due 06/15/04	130,000	129,590,428
Perry Global Fund,
1.13% due 03/17/04	106,557	106,503,485
1.13% due 03/25/04	186,042	185,901,848
1.14% due 05/14/04	100,000	99,765,667
Regency Markets LLC,
1.05% due 05/20/04	156,193	155,828,550
Saint Germain Holdings,
1.15% due 03/23/04	130,000	129,908,639

14

Liquid Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)

Santander,
1.10% due 04/01/04	$249,000	$248,764,142
1.10% due 04/16/04	425,000	424,404,237
1.08% due 08/16/04	100,000	99,496,000
Scaldis,
1.10% due 03/26/04	80,415	80,353,572
Silver Tower
US Funding,
1.08% due 04/13/04	130,000	129,832,300
1.07% due 04/23/04	100,000	99,842,473
Special Purpose Accounts,
1.08% due 04/01/04	149,000	149,000,000
1.08% due 04/13/04	200,000	200,000,000
Spintab Mortgage,
1.11% due 03/15/04	195,000	194,915,825
1.11% due 03/25/04	128,000	127,905,280
1.12% due 04/07/04	248,000	247,715,799
Stadshypotek Del Inc.,
1.13% due 03/12/04	100,000	99,965,472
Tulip Funding Inc.,
1.14% due 03/01/04	350,000	350,000,000
Victory Receivable Corp.,
1.05% due 03/24/04	200,588	200,453,439

		13,338,491,617

Corporate Notes — 8.3%

Brahms Funding Corp.,
1.09% due 03/01/04	500,811	500,811,000
Fenway Funding,
1.10% due 03/05/04	124,370	124,354,799
1.08% due 03/26/04	128,616	128,519,538
1.08% due 03/29/04	150,000	149,874,000
1.08% due 03/30/04	200,359	200,184,688
1.08% due 04/07/04	100,126	100,014,860
Foxboro Funding Ltd.,
1.08% due 03/11/04	100,000	99,970,000
1.09% due 03/17/04	167,632	167,550,793
1.11% due 03/19/04	119,792	119,725,515
1.09% due 03/24/04	101,744	101,673,147
Harwood Funding Corp.,
1.17% due 03/18/04	300,000	299,834,250
Main Street,
1.18% due 03/09/04	100,000	99,973,778
1.10% due 03/15/04	100,000	99,957,222
1.09% due 03/18/04	165,000	164,915,071
1.09% due 03/24/04	150,000	149,895,542
1.09% due 03/26/04	276,050	275,841,042
Mittens,
1.08% due 04/26/04	100,000	99,832,000
Park Granada LLC,
1.06% due 03/02/04	99,800	99,797,061

		2,982,724,306

Master Notes -— 2.9%

Merrill Lynch,
1.21% due 03/01/04	$202,800	$202,800,000
Morgan Stanley,
1.26% due 03/01/04	850,000	850,000,000

		1,052,800,000

Medium Term Notes — 6.4%

Blue Heron Funding,*
1.12% due 03/19/04	200,000	200,000,000
1.12% due 05/19/04	438,750	438,750,000
1.12% due 05/28/04	180,000	180,000,000
1.12% due 10/15/04	500,000	500,000,000
1.12% due 12/17/04	175,000	175,000,000
Cit Group Inc.,*
1.25% due 12/01/04	150,000	150,000,000
Credit Suisse
First Boston,*
1.08% due 09/20/04	270,000	270,000,000
Merrill Lynch & Co. Inc.,*
1.10% due 02/03/09	385,000	385,000,000

		2,298,750,000

Promissory Note — 3.0%

Goldman Sachs,
1.21% due 09/27/04	1,100,000	1,100,000,000

Time Deposits — 1.0%

National City Bank
Grand Cayman,
1.04% due 03/01/04	352,608	352,608,000

United States
Government Agencies — 0.7%

Federal National
Mortgage Association,*
1.06% due 07/20/04	250,093	250,046,870

Total Investments,
at Amortized
Cost	99.9%	35,937,859,678
Other Assets,
Less Liabilities	0.1	20,645,654

Net Assets	100.0%	$35,958,505,332

*Variable interest rates—subject to periodic change.

See notes to financial statements

15

Liquid Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments at value (Note 1A)	$35,937,859,678
Interest receivable	25,315,870

Total assets	35,963,175,548

Liabilities:
Accrued expenses and other liabilities	2,538,057
Management fees payable (Note 2)	2,132,159

Total liabilities	4,670,216

Net Assets	$35,958,505,332

Represented by:
Paid-in capital for beneficial interests	$35,958,505,332

See notes to financial statements

16

Liquid Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$221,037,665

Expenses:
Management fees (Note 2)	$29,466,742
Custody and fund accounting fees	4,165,353
Trustees’ fees	220,515
Legal fees	70,055
Audit fees	21,925
Other	27,556

Total expenses	33,972,146

Less: aggregate amounts waived by the Manager (Note 2)	(14,290,787)
Less: fees paid indirectly (Note 1F)	(291)

Net expenses		19,681,068

Net investment income		201,356,597
Net Realized Gain on Investments		2,456,400

Net Increase in Net Assets Resulting from Operations		$203,812,997

See notes to financial statements

17

Liquid Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$201,356,597	$619,131,302
Net realized gain on investments	2,456,400	—

Net increase in net assets from operations	203,812,997	619,131,302

Capital Transactions:
Proceeds from contributions	43,419,689,427	95,248,125,837
Value of withdrawals	(47,112,090,932)	(101,427,035,864)

Net decrease in net assets from
capital transactions	(3,692,401,505)	(6,178,910,027)

Net Decrease in Net Assets	(3,488,588,508)	(5,559,778,725)

Net Assets:
Beginning of period	39,447,093,840	45,006,872,565

End of period	$35,958,505,332	$39,447,093,840

See notes to financial statements

18

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Cash Reserves Portfolio changed its name to Liquid Reserves Portfolio (the “Portfolio”) on February 27, 2004. The Portfolio is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with United States of Amer-ica generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

19

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at an annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $29,466,742 of which $14,290,787 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $410,444,885,757 and $414,040,957,601, respectively, for the six months ended February 29, 2004.

4. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

5. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor

20

Liquid Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

21

Liquid Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Ratios/Supplemental Data:
Net assets
(000’s omitted)	$35,958,505		$39,447,094	$45,006,873	$32,073,343	$14,392,341	$14,929,345
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	1.04	%*	1.39%	2.29%	5.27%	5.93%	5.13%
Total return	0.92	%**	1.49%	2.36%	N/A	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.17	%*	0.17%	0.19%	0.22%	0.22%	0.22%
Net investment income
to average net assets	0.97	%*	1.32%	2.20%	5.15%	5.81%	5.01%

* Annualized
** Not Annualized

See notes to financial statements

22

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Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Andrew B. Shoup*†
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*Affiliated Person of Investment Manager
†As of November 25, 2003

Investment Manager
(of Liquid Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Liquid Reserves.

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospecctus carefully before you invest or send money.

©2004 Citicorp	Citigroup Global Markets Inc.
CFS/INS.LI/204
04-6421

Semi-Annual Report

CitiSM Institutional U.S. Treasury Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

TA B L E O F C O N T E N T S

Letter From the Chairman	1

Fund Facts	3

Citi Institutional U.S. Treasury Reserves

Statement of Assets and Liabilities	4

Statement of Operations	4

Statements of Changes in Net Assets	5

Notes to Financial Statements	6

Financial Highlights	9

U.S. Treasury Reserves Portfolio

Schedule of Investments	10

Statement of Assets and Liabilities	11

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	16

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Economic prospects continued to improve during the six-month period ended February 29, 2004, as tax cuts and continued mortgage re-financings placed additional money into the hands of consumers. Rising domestic consumption, increases in business fixed investment and export activity contributed to a relatively robust growth rate in gross domestic product (“GDP”)[i] in the second half of 2003.

U.S. Treasury bill yields moved lower in late 2003, as seasonal year-end demand attracted buyers to this top-quality and liquid market. However, increased government spending and lagging tax receipts have increased the size of the federal budget deficit and will necessitate the U.S. Treasury to borrow additional monies across the yield curve spectrum in 2004 to meet the shortfall.

Although Federal Reserve Chairman Alan Greenspan indicated in his semi-annual report to members of Congress that “the real federal funds rate will eventually need to rise toward a more neutral level,” the rate remained at 1.00% through the end of February. Low inflation and a lack of substantial improvement in the labor market will enable the Fed to remain “patient” in its direction of monetary policy. Money market yields moved lower over the reporting period as investors’ expectations of a shift towards a tighter Fed policy waned.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Within this environment, the fund performed as follows:

CITISM INSTITUTIONAL U.S.TREASURY RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

Seven-day current yield	0.68%
Seven-day effective yield	0.68%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com/html/shared/liquidity.html.

The fund’s yields will vary.Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary partial waiver of the management fee and a full waiver of Distribution/Service fees.This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and seven-day effective yields would have been 0.50%.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period.The yield is shown as a percentage of the investment.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be rein-vested.The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In the cases where the current yield and effective yield are the same, it is due to rounding.

1

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

The funds invests all of its investable assets in U.S.Treasury Reserves Portfolio (the “Portfolio”).

Please refer to page 10 for a list and percentage breakdown of the Portfolio’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund.

i Gross domestic product is a market value of goods and services produced by labor and property in a given country.

2

F U N D   FAC T S

Fund Objective

To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
October 2, 1992	• Lipper S&P AAA rated Taxable
Institutional U.S. Treasury Money
Market Funds Average

Net Assets as of 2/29/04	• iMoneyNet, Inc. 100% Institutional
$849.4 million	U.S. Treasury AAA Rated Money
Market Funds Average

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

3

Citi Institutional U.S. Treasury Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)		$850,179,775

Liabilities:
Dividend payable		197,551
Management fees payable (Note3)		67,856
Accrued expenses and other liabilities		485,914

Total liabilities		751,321

Net Assets for 849,424,889 shares of beneficial interest outstanding		$849,428,454

Net Assets Consist of:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)		$8,494
Paid-in capital in excess of par value		849,416,395
Accumulated net gain on investment		3,565

Total		$849,428,454

Net Asset Value, Offering Price, and Redemption Price Per Share		$1.00

Citi Institutional U.S. Treasury Reserves
S T A T E M E N T O F O P E R AT I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	$4,078,671
Allocated expenses from U.S.Treasury Reserves Portfolio	(431,485)

		$3,647,186
Expenses:
Management fees (Note 3)	431,869
Distribution/Service fees (Note 4)	431,869
Legal fees	72,177
Transfer agent fees	43,507
Shareholder reports	40,727
Trustees’ fees	23,271
Blue sky fees	20,415
Audit fees	10,000
Custody and fund accounting fees	2,512
Miscellaneous	3,515

Total expenses	1,079,862
Less: aggregate amounts waived by the Distributor (Notes 4)	(431,869)

Net expenses		647,993

Net investment income		2,999,193
Net Realized Gain on Investments from U.S.Treasury Portfolio		50,214

Net Increase in Net Assets Resulting from Operations		$3,049,407

See notes to financial statements

4

Citi Institutional U.S. Treasury Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$2,999,193	$9,527,416
Net realized gain on investments	50,214	172,201

Net increase in net assets from operations	3,049,407	9,699,617

From Investment Activities:
Declared as dividends to shareholders (Note 2)	(3,045,976)	(9,699,483)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	1,887,564,795	4,789,508,474
Net asset value of shares issued to shareholders
from reinvestment of dividends	2,008,768	7,296,095
Cost of shares repurchased	(1,812,836,753)	(4,854,786,716)

Net increase (decrease) in net assets resulting from
transactions in shares of beneficial interest	76,736,810	(57,982,147)

Net Increase (Decrease) In Net Assets	76,740,241	(57,982,013)

Net Assets:
Beginning of period	772,688,213	830,670,226

End of period	$849,428,454	$772,688,213

See notes to financial statements

5

Citi Institutional U.S. Treasury Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Institutional U.S. Treasury Reserves (the “Fund”) is a diversified separate series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (55.6% at February 29, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. is the Fund’s Distributor. Citicorp Trust Bank fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m.

Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3.Management Fees The management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $431,869 for the six months ended February 29, 2004. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

6

Citi Institutional U.S. Treasury Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $431,869, all of which was voluntarily waived for the six months ended February 29, 2004. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest ($0.00001 par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $1,463,330,689 and $1,390,196,313, respectively, for the six months ended February 29, 2004.

7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

8. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor pro-

7

Citi Institutional U.S. Treasury Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

viding that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

8

Citi Institutional U.S. Treasury Reserves
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Net Asset Value,
beginning of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00351		0.01048	0.01889	0.04977	0.05249	0.04395
Less dividends from
net investment income	(0.00351)		(0.01048)	(0.01889)	(0.04977)	(0.05249)	(0.04395)

Net Asset Value,
end of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental
Data:
Net assets, end of period
(000’s omitted)	$849,428		$772,688	$830,670	$616,129	$694,477	$605,364
Ratio of expenses to
average net assets†	0.25	%*	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment
income to average
net assets†	0.71	%*	1.05%	1.83%	5.01%	5.27%	4.40%
Total return	0.35	%**	1.05%	1.91%	5.09%	5.38%	4.48%

Note: If Agents of the Fund and agents of U.S.Treasury Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$ 0.00257		$ 0.00831	$ 0.01563	$ 0.04251	$ 0.04753	$ 0.03806
Ratios:
Expenses to average
net assets†	0.44	%*	0.43%	0.55%	0.80%	0.80%	0.84%
Net investment income
to average net assets†	0.52	%*	0.87%	1.53%	4.46%	4.72%	3.81%

† Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.
* Annualized
** Not Annualized
See notes to financial statements

9

U.S. Treasury Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

U.S.Treasury Bills — 100.0%

United States Treasury Bills:
due 3/04/04	$196,416	$196,401,021
due 3/11/04	328,780	328,700,469
due 3/18/04	136,722	136,663,665
due 3/25/04	41,488	41,465,305
due 3/31/04	25,000	25,055,006
due 4/01/04	40,000	39,970,722
due 4/08/04	100,000	99,904,736
due 5/13/04	67,229	67,104,057
due 5/20/04	150,000	149,694,445
due 5/27/04	175,000	174,606,899
due 6/03/04	22,327	22,267,827
due 6/10/04	42,946	42,825,714
due 6/17/04	25,000	24,926,875
due 7/15/04	78,846	78,564,556
due 8/05/04	75,000	74,672,917
due 8/26/04	25,000	24,877,007

		1,527,701,221

Total Investments,
at Amortized Cost	100.0%	1,527,701,221
Other Assets
Less Liabilities*	0.0	133,439

Net Assets	100.0%	$1,527,834,660

* Represents less than 0.1%

See notes to financial statements

10

U.S Treasury Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)		$1,527,701,221
Interest receivable		378,842
Cash		451

Total assets		1,528,080,514

Liabilities:
Management fees payable (Note 2)		67,013
Accrued expenses and other liabilities		178,841

Total liabilities		245,854

Net Assets		$1,527,834,660

Represented by:
Paid-in capital for beneficial interests		$1,527,834,660

U.S Treasury Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$7,140,778

Expenses
Management fees (Note 2)	$1,134,784
Custody and fund accounting fees	176,901
Legal fees	19,569
Trustees’ fees	14,223
Audit fees	8,300
Miscellaneous	44,088

Total expenses	1,397,865
Less: aggregate amounts waived by Manager (Note 2)	(642,643)
Less: fees paid indirectly (Note 1D)	(15)

Net expenses		755,207

Net investment income		6,385,571
Net Realized Gain on Investments		87,887

Net Increase in Net Assets Resulting from Operations		$6,473,458

See notes to financial statements

11

U.S Treasury Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets from Operations:
Net investment income	$6,385,571	$21,614,666
Net realized gain on investments	87,887	345,124

Net increase in net assets from operations	6,473,458	21,959,790

Capital Transactions:
Proceeds from contributions	2,353,305,969	7,288,135,094
Value of withdrawals	(2,290,294,142)	(7,804,910,366)

Net increase (decrease) in net assets from
capital transactions	63,011,827	(516,775,272)

Net Increase (Decrease) in Net Assets	69,485,285	(494,815,482)

Net Assets:
Beginning of period	1,458,349,375	1,953,164,857

End of period	$1,527,834,660	$1,458,349,375

See notes to financial statements

12

U.S. Treasury Reserves Portfolio
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows: A.Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’average daily net assets. The management fee amounted to $1,134,784 of which $642,643 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

13

U.S. Treasury Reserves Portfolio
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S(Unaudited) (Continued)

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $5,724,824,343 and $5,662,226,028, respectively, for the six months ended February 29, 2004.

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

5.Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures

14

U.S. Treasury Reserves Portfolio
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S(Unaudited) (Continued)

and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

15

U.S Treasury Reserves Portfolio

F I N A N C I A L H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Ratios/Supplemental
Data:
Net Assets, end of period
(000’s omitted)	$1,527,835		$1,458,349	$1,953,165	$1,387,171	$1,324,688	$1,188,627
Ratio of expenses to
average net assets	0.10	%*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	0.86	%*	1.22%	2.00%	5.13%	5.41%	4.55%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.18	%*	0.18%	0.20%	0.23%	0.23%	0.23%
Net investment income
to average net assets	0.78	%*	1.14%	1.90%	5.00%	5.28%	4.42%

*Annualized

See notes to financial statements

16

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Andrew B. Shoup*†
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*	Affiliated Person of Investment Manager
†	As of November 25, 2003

Investment Manager
(of U.S.Treasury Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional U.S. Treasury Reserves.

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

©2004 Citicorp	Citigroup Global Markets Inc.
CFS/INS.US/204
04-6422

Semi-Annual Report

CitiSM Institutional Tax Free Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter From the Chairman	1

Fund Facts	3

Citi Institutional Tax Free Reserves

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Notes to Financial Statements	7

Financial Highlights	10

Tax Free Reserves Portfolio

Schedule of Investments	11

Statement of Assets and Liabilities	17

Statement of Operations	18

Statements of Changes in Net Assets	19

Notes to Financial Statements	20

Financial Highlights	23

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder:

Amid uneven prospects about the economy, heightened concerns about terrorism and war, and volatilityin the stock markets, investors continued to favorshorter-term fixed income securities during the six-month time frame ended February 29, 2004. Inparticular, tax-exempt money market funds enjoyedpositive returns in late 2003 despite low nominalyields, with strength extending into early 2004. Incomparison to their taxable fixed-income counterparts,municipal securities continued to offer attractive yieldsand opportunities.

Within this environment, the fund performed as follows:

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

CITISM INSTITUTIONAL TAX FREE RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

Seven-day current yield	0.74%
Seven-day effective yield	0.74%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com/html/shared/liquidity.html.

The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Both yields include a voluntary partial waiver of the management fee and a full waiver of Distribution/ Service fee.This waiver may be reduced or terminated at any time. If the full management fee and distribution/service fee had been included, the seven-day current and seven-day effective yields would have been 0.52%.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period.The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested.The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In cases where the current yield and the effective yield are the same, it is due to rounding.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

The fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”).

Please refer to pages 11 through 16 for a list and percentage breakdown of the Portfolio’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund. Remember also that because the fund may invest in municipal securities, certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

F U N D   FA C T S

Fund Objective

Provide its shareholders high levels of current income which is exempt from federal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
May 21, 1997	Distributed annually, if any

Net Assets as of 2/29/04	Benchmark**
$1,298.4 million	• Lipper Institutional Tax Exempt
Money Market Funds Average

• iMoneyNet, Inc.
Institutional Tax Free
Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

Citi Institutional Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investment in Tax Free Reserves Portfolio, at value (Note 1)	$1,324,026,804
Receivable for shares of beneficial interest sold	6,419,338

Total assets	1,330,446,142

Liabilities:
Payable for shares of beneficial interest repurchased	31,803,577
Management fees payable (Note 3)	88,851
Dividends payable	86,995
Accrued expenses and other liabilities	101,450

Total liabilities	32,080,873

Net Assets for 1,298,395,843 shares of beneficial interest outstanding	1,298,365,269

Net Assets Consist of:
Par value of shares of beneficial interest
($0.00001 par value, unlimited shares authorized)	12,984
Paid-in capital in excess of par value	1,298,382,859
Accumulated net realized loss on investments	(30,574)

Total	1,298,365,269

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

Citi Institutional Tax Free Reserves
S T A T E M E N T O F O P E R AT I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1A):
Income from Tax Free Reserves Portfolio	$6,383,510
Allocated expenses from Tax Free Reserves Portfolio	(938,581)

		$5,444,929
Expenses:
Management fees (Note 3)	623,607
Distribution/Service fees (Note 4)	623,607
Transfer agent fees	40,187
Registration	38,186
Legal fees	30,208
Blue sky	22,380
Shareholder reports	16,831
Audit fees	10,133
Trustees fees	10,109
Custody and fund accounting fees	9,266
Miscellaneous	11,817

Total expenses	1,436,331
Less: aggregate amounts waived by the Manager
and Distributor (Notes 3 and 4)	(811,224)

Net expenses		625,107

Net investment income		4,819,822
Net Realized Gain on Investments from Tax Free Reserves Portfolio		11,222

Net Increase in Net Assets Resulting from Operations		$4,831,044

See notes to financial statements

Citi Institutional Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended	Year Ended
	February 29, 2004	August 31,
	(Unaudited)	2003

Increase in Net Assets from Operations:
Net investment income	$4,819,822	$10,394,774
Net realized gain (loss) on investments	11,222	(41,796)

Net increase in net assets from operations	4,831,044	10,352,978

Dividends to Shareholders from:
Net investment income	(4,819,822)	(10,394,774)
Net realized gain	—	(118,884)

Decrease in net assets from distributions to shareholders	(4,819,822)	(10,513,658)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	5,485,505,413	8,337,660,317
Net asset value of shares issued to shareholders
from reinvestment of dividends	3,936,054	7,929,067
Cost of shares repurchased	(5,167,035,604)	(8,282,318,979)

Net increase in net assets from transactions in shares of
beneficial interest	322,405,863	63,270,405

Net Increase In Net Assets	322,417,085	63,109,725

Net Assets:
Beginning of period	975,948,184	912,838,459

End of period	$1,298,365,269	$975,948,184

See notes to financial statements

Citi Institutional Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (approximately 72.5% at Febru-ary 29, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor. Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies, including Subchapter M, which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

Citi Institutional Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual rate of 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $623,607, of which $187,617 was voluntarily waived for the six months ended February 29, 2004. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to rule 12b-1 under the 1940 Act. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.10% of the average daily net assets. The Service fees paid amounted to $623,607, all of which was voluntarily waived for the six months ended February 29, 2004. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $3,600,889,604 and $3,258,494,506, respectively, for the six months ended February 29, 2004.

7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003.) Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the

Citi Institutional Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

8. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

Citi Institutional Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Net Asset Value,
beginning of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00387		0.01068	0.01607	0.03407	0.03182	0.03026
Less dividends from net
investment income	(0.00387)		(0.01068)	(0.01607)	(0.03407)	(0.03182)	(0.03026)

Net Asset Value,
end of period	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of period
(000’s omitted)	$1,298,365		$975,948	$912,838	$232,767	$175,976	$165,726
Ratio of expenses to
average net assets†	0.25	%*	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment
income to average
net assets†	0.77	%*	1.03%	1.50%	3.36%	3.71%	3.02%
Total return	0.39	%**	1.07%	1.62%	3.46%	3.74%	3.07%

Note : If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00286		$0.00852	$0.01389	$0.02760	$0.02737	$0.02395
Ratios:
Expenses to average
net assets†	0.46	%*	0.47%	0.56%	0.94%	0.91%	0.88%
Net investment income
to average net assets†	0.56	%*	0.81%	1.19%	2.67%	3.05%	2.39%

† Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses
* Annualized.
** Not Annualized.

See notes to financial statements

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Annual and Semi-Annual
Tender Revenue
Bonds and Notes (Puts) — 7.3%

Colorado Housing and
Finance Authority,
AMT,
1.20% due 3/01/04 $	$ 5,000	$ 5,000,000
Georgia State, Road &
Tollway Authority,
2.25% due 10/01/04	7,015	7,064,134
Indiana Health Facilities
Finance Authority
Hospital Revenue,
1.15% due 3/02/04	17,900	17,900,000
Maryland State
Community
Development
Administration, AMT,
1.25% due 12/21/04	4,000	4,000,000
Michigan State,
2.00% due 9/30/04	15,000	15,088,765
Michigan State
Housing Development
Authority, AMT,
1.20% due 12/15/04	9,000	9,000,000
New Jersey State,
2.00% due 6/25/04	33,000	33,113,846
New Jersey State
Housing & Mortgage
Finance Agency, AMT,
1.10% due 4/01/04	8,000	8,000,000
Old Rochester,
Massachusetts,
Regional School
District,
2.00% due 2/18/05	15,000	15,122,203
Tennessee, Housing
Development Agency,
2.00% due 7/01/04	4,385	4,399,112
Texas Department of
Housing & Community
Affairs,
1.10% due 5/03/04	5,000	5,000,000
Vermont Educational
and Health Buildings
Financing Agency,
1.10% due 11/01/04	9,900	9,900,000

		133,588,060

Bond, Revenue,Tax and Tax
and Revenue Anticipation
Notes — 15.6%

Boulder Valley,
Colorado, School
District,TANs,
2.00% due 6/30/04	20,000	20,063,277
Essex County,
New Jersey, BANs,
2.00% due 11/04/04	42,000	42,224,871
Essex County,
New Jersey,
Improvement Authority,
BANs,
2.00% due 8/05/04	7,000	7,028,213
Hudson, Massachusetts,
BANs,
2.00% due 5/14/04	48,419	48,506,122
Lynnfield, Massachusetts,
BANs,
2.00% due 3/12/04	12,500	12,503,343
Milton, Massachusetts,
BANs,
2.00% due 10/29/04	36,000	36,226,751
Missouri State Health
and Educational
Facilities Authority,
RANs,
2.25% due 4/23/04	2,150	2,153,072
Moorestown Township,
New Jersey, BANs,
1.75% due 5/27/04	4,000	4,007,055
Paterson, New Jersey,
BANs,
2.00% due 6/25/04	9,745	9,778,665
Philadelphia,
Pennsylvania,TRANs,
2.00% due 6/30/04	40,000	40,136,252
Saint Louis, Missouri,
General Fund
Revenue,TRANs,
2.00% due 6/25/04	20,000	20,065,786
Texas State,TRANs,
2.00% due 8/31/04	2,400	2,412,377
Tisbury, Massachusetts,
BANs,
2.00% due 3/04/04	2,668	2,668,184
Tyngsborough,
Massachusetts, BANs,
2.00% due 11/04/04	24,908	25,063,278
Worcester,
Massachusetts, BANs,
2.00% due 8/31/04	11,195	11,245,097

		284,082,343

General Obligation Bonds
and Notes — 3.0%

Chicago, Illinois,
1.05% due 12/09/04	12,000	12,000,000
Jersey City, New Jersey,
2.00% due 7/02/04	6,880	6,901,734
Mecklenberg County,
North Carolina,
2.00% due 2/01/05	16,133	16,132,901

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
Principal
Amount
Issuer	(000’s omitted)	Value

General Obligation Bonds
and Notes — 3.0% (cont’d)

West Haven,
Connecticut,
2.00% due 7/15/04	$ 20,000	$ 20,078,686

		55,113,321

Variable Rate Demand Notes* — 73.8%

ABN-Amro Munitops
Certificates Trust,
due 4/05/06	16,000	16,000,000
ABN-Amro Munitops
Certificates Trust,
due 3/07/07	4,000	4,000,000
ABN-Amro Munitops
Certificates Trust,
due 7/04/07	5,000	5,000,000
ABN-Amro Munitops
Certificates Trust,
due 9/01/09	4,965	4,965,000
ABN-Amro Munitops
Certificates Trust,
due 12/01/09	15,000	15,000,000
ABN-Amro Munitops
Certificates Trust,
due 2/01/11	8,590	8,590,000
ABN-Amro Munitops
Certificates Trust, AMT,
due 7/05/06	9,000	9,000,000
Alachua County,
Florida, Health Facilities,
due 10/01/32	15,120	15,120,000
Alaska State
Housing Finance Corp.,
AMT,
due 6/01/07	13,490	13,490,000
Atlanta, Georgia, Airport
Revenue,
due 1/01/30	35,500	35,500,000
Atlanta, Georgia, Water
and Wastewater
Revenue,
due 11/01/33	6,000	6,000,000
Blount County,
Tennessee, Public
Building Authority,
due 6/01/26	15,300	15,300,000
Calcasieu Parish, Louisiana
Industrial Development
Board, AMT,
due 6/01/25	3,400	3,400,000
California Housing
Finance Agency
Revenue, AMT,
due 2/01/32	50,000	50,000,000
Charleston,
South Carolina,
Waterworks and
Sewer Revenue,
due 1/01/33	8,000	8,000,000
Chattanooga,Tennessee,
Health Education
and Housing,
due 11/01/18	10,000	10,000,000
Chicago, Illinois,
due 1/01/23	29,996	29,996,000
Chicago, Illinois,
O’Hare International
Airport Revenue,
due 7/01/10	17,150	17,150,000
Cincinnati, Ohio,
City School District,
due 6/01/10	3,870	3,870,000
Clark County, Nevada,
Airport Revenue,
AMT,
due 7/01/28	2,875	2,875,000
Clark County, Nevada,
Airport Revenue,
AMT,
due 7/01/36	12,950	12,950,000
Clarksville, Arkansas,
Industrial
Development
Revenue, AMT,
due 8/01/13	2,025	2,025,000
Clarksville,Tennessee,
Public Building
Authority,
due 7/01/31	2,185	2,185,000
Cleveland Cuyahoga
County, Ohio,
due 1/01/33	20,000	20,000,000
Colorado Educational
and Cultural Facilities
Authority,
due 9/01/33	8,100	8,100,000
Colorado Health
Facilities Authority
Revenue,
due 1/01/33	6,000	6,000,000
Delaware State
Economic
Development
Authority, AMT,
due 7/01/28	24,400	24,400,000
Detroit, Michigan,
City School
District,
due 5/01/11	1,750	1,750,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

District of Columbia
Revenue,
due 3/01/28	$ 2,715	$ 2,715,000
Du Page County,
Illinois,
due 4/01/30	9,855	9,855,000
Du Page County,
Illinois,
due 10/15/38	10,000	10,000,000
Emery County,
Utah, Pollution
Control Revenue,
due 11/01/24	34,400	34,400,000
Everett, Washington,
due 12/01/21	2,600	2,600,000
Franklin County,
Ohio,
Hospital Revenue,
due 11/01/25	20,085	20,085,000
Franklin County,
Ohio, Hospital
Revenue,
due 11/01/33	20,000	20,000,000
Fulton County,
Georgia,
Development
Authority Revenue,
due 12/01/12	2,000	2,000,000
Fulton County,
Georgia,
Development
Authority Revenue,
due 2/01/18	1,720	1,720,000
Georgia Municipal
Gas Authority,
due 1/01/08	56,185	56,185,000
Gwinnett County,
Georgia, Hospital
Authority Revenue,
due 7/01/32	10,000	10,000,000
Gwinnett County,
Georgia, Industrial
Development
Revenue,
due 3/01/17	235	235,000
Gwinnett County,
Georgia, Industrial
Development
Revenue,
due 5/01/22	10,000	10,000,000
Harris County,
Texas, Health
Facilities
Development,
due 2/15/31	34,380	34,380,000
Harris County,
Texas, Health

Facilities
Development,
due 12/01/32	37,000	37,000,000
Harris County,
Texas, Health
Facilities
Development,
due 7/01/34	7,350	7,350,000
Hills, Idaho,
Healthcare
Revenue,
due 8/01/32	12,545	12,545,000
Hillsborough County,
Florida,
School Board,
due 1/01/12	7,000	7,000,000
Houston,Texas,
Series A,
due 4/07/04	14,800	14,800,000
Illinois Educational
Facilities Authority
Revenue,
due 7/01/36	15,000	15,000,000
Illinois State,
due 11/01/16	10,375	10,375,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 7/02/04	25,000	25,000,000
Indiana State
Educational
Authority Revenue,
due 7/01/32	2,300	2,300,000
Iowa Higher Education
Loan Authority
Revenue,
due 4/01/33	5,600	5,600,000
Kansas City,
Missouri, Industrial
Development
Authority,
due 4/01/27	7,000	7,000,000
Los Angeles, California,
Regional Airport
Improvement Corp.,
due 12/01/25	21,000	21,000,000
Louisville & Jefferson
Counties, Kentucky,
Regional Airport
Authority, AMT,
due 1/01/29	10,000	10,000,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
due 8/16/04	7,600	7,600,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

Maine Health
and Higher
Educational Facilities,
due 7/01/19	$ 2,565	$ 2,565,000
Maine State Housing
Authority
Mortgage
Purchase,
due 5/15/07	5,540	5,540,000
Maryland State
Health and
Higher Educational
Facilities Authority,
due 7/01/23	12,000	12,000,000
Massachusetts State,
due 1/01/17	14,470	14,470,000
Massachusetts State,
due 8/01/19	21,375	21,375,000
Massachusetts State
Health and
Educational Facilities,
due 2/01/34	15,000	15,000,000
Massachusetts State
Industrial Finance
Agency,
due 11/01/25	1,855	1,855,000
Memphis,Tennessee,
Electrical System
Revenue,
due 12/01/10	9,250	9,250,000
Memphis,Tennessee,
Electrical System
Revenue,
due 12/01/11	19,520	19,520,000
Metropolitan
Government
Nashville and
Davidson County,
Tennessee, Health
and Educational
Facility Board,
due 8/03/04	20,000	20,000,000
Metropolitan
Government
Nashville and
Davidson County,
Tennessee, Health
and Educational
Facility Board,
due 10/01/32	16,775	16,775,000
Michigan State,
due 9/15/08	14,000	14,000,000
Minnesota State
Housing Finance
Agency, AMT,
due 12/23/04	8,000	8,000,000
Minnetonka, Minnesota,
Multi-Family
Housing Revenue,
due 11/15/31	5,000	5,000,000
Missouri State
Health and
Education
Facilities Revenue,
due 7/01/18	3,200	3,200,000
Morristown,Tennessee,
Industrial
Development
Board, AMT,
due 2/01/15	4,250	4,250,000
Municipal Securities
Trust Certificates,
due 8/24/11	10,000	10,000,000
Murray City,
Utah, Hospital
Revenue,
due 5/15/36	11,000	11,000,000
New Hampshire State
Housing Finance
Authority,
AMT, due 4/15/33	11,400	11,400,000
New Hampshire
Health and
Education
Facilities
Authority Revenue,
due 7/01/32	2,800	2,800,000
New Hanover County,
North Carolina,
due 3/01/14	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/15	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/16	2,250	2,250,000
New York, New York,
City Transitional
Subseries 1
due 11/01/22	14,100	14,100,000
New York, New York,
City Transitional
Subseries 2
due 11/01/22	8,400	8,400,000
New York, New York,
Subseries 3
City Transitional,
due 11/01/22	24,065	24,065,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

New York State
Dormitory
Authority,
due 2/15/21	$ 18,000	$ 18,000,000
North Carolina
Capital Facilities
Finance Agency,
due 9/01/31	1,100	1,100,000
North Carolina
Medical Care
Commission,
due 11/15/28	6,840	6,840,000
Oakland, California,
due 1/15/32	6,000	6,000,000
Pennsylvania State,
due 12/01/08	6,745	6,745,000
Pennsylvania State
Turnpike Commission,
due 6/01/11	4,995	4,995,000
Philadelphia,
Pennsylvania,
Hospitals and
Higher Education
Facilties Authority,
due 2/15/14	8,600	8,600,000
Quakertown,
Pennsylvania,
Hospital Authority
Revenue,
due 7/01/05	20,000	20,000,000
Rhode Island State
Health and
Educational
Building Corp.,
due 9/01/32	15,000	15,000,000
Rhode Island State
Industrial Facilities
Corp., AMT,
due 11/01/05	1,060	1,060,000
Rockdale County,
Georgia, Hospital
Authority,
due 10/01/33	14,700	14,700,000
Roswell, Georgia,
Multi-Family
Housing Authority,
due 8/01/27	2,500	2,500,000
Salt Lake County,
Utah,
due 8/01/07	10,000	10,000,000
Seattle, Washington,
Water System
Revenue,
due 3/01/32	26,300	26,300,000
Sevier County,
Tennessee, Public
Building Authority,
due 6/01/17	1,185	1,185,000
South Carolina,
Education Facilities
Authority,
due 12/01/22	9,700	9,700,000
South Carolina,
Jobs Economic
Development
Authority,
due 11/01/31	46,400	46,400,000
South Carolina,
Transportation
Infrastructure
Revenue,
due 10/01/21	2,500	2,500,000
South Dakota
State Health
and Educational
Facilities Authority,
due 9/01/27	10,600	10,600,000
Stevenson, Alabama,
Industrial
Development,
Board Revenue,
AMT,
due 2/01/34	15,000	15,000,000
Tarrant County,
Texas, Health
Facilities
Development,
due 11/15/26	915	915,000
University of Alabama,
University Revenues,
due 9/01/31	9,975	9,975,000
University of
South Florida
Foundation Inc.,
due 10/01/33	20,075	20,075,000
University Of
Toledo, Ohio,
due 6/01/32	16,400	16,400,000
Virginia College
Building Authority,
due 9/01/18	4,975	4,975,000
Washington State
Public Power Supply,
due 1/01/05	6,700	6,700,000
Washington State
Public Power Supply,
due 7/01/07	9,600	9,600,000
Weber County, Utah,
Hospital Revenue,
due 2/15/32	14,000	14,000,000

Tax Free Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Variable Rate Demand
Notes* — 73.8% (cont’d)

William S. Hart
Union High School
District, California,
due 1/15/15	$ 6,540	$ 6,540,000
William S. Hart
Union High School
District, California,
due 1/15/25	11,365	11,365,000
William S. Hart
Union High School
District, California,
due 1/15/36	8,105	8,105,000
Wyoming Building
Corporation
Revenue,
due 10/01/18	2,900	2,900,000

		1,347,501,000

Total Investments,
at Amortized Cost	99.7%	$ 1,820,284,724
Other Assets,
Less Liabilities	0.3	4,849,277

Net Assets	100.0%	$ 1,825,134,001

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)	$ 1,820,284,724
Cash	111,229
Interest receivable	5,202,082

Total assets	1,825,598,035

Liabilities:
Management fees payable (Note 2)	188,130
Accrued expenses and other liabilities	275,904

Total liabilities	464,034

Net Assets	$ 1,825,134,001

Represented by:
Paid-in capital for beneficial interests	$ 1,825,134,001

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T O F O P E R A T I O N S

For the Six Months February 29, 2004 (Unaudited)

Interest Income (Note 1B):		$8,968,433

Expenses
Management fees (Note 2)	$1,751,570
Custody and fund accounting fees	181,414
Trustees’ fees	44,673
Legal fees	32,561
Audit fees	12,300
Miscellaneous	1,614

Total expenses	2,024,132

Less: aggregate amounts waived by the Manager (Note 2)	(706,556)
Less: fees paid indirectly (Note 1D)	(1,119)

Net expenses		1,316,457

Net investment income		7,651,976
Net Realized Gain on Investments		13,191

Net Increase in Net Assets Resulting from Operations		$7,665,167

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended	Year Ended
	February 29, 2004	August 31,
	(Unaudited)	2003

Increase in Net Assets from Operations:
Net investment income	$7,651,976	$17,674,827
Net realized gain (loss) on investments	13,191	(62,203)

Increase in net assets from operations	7,665,167	17,612,624

Capital Transactions:
Proceeds from contributions	3,813,605,439	4,803,864,491
Value of withdrawals	(3,506,698,579)	(4,776,289,886)

Net increase in net assets from capital transactions	306,906,860	27,574,605

Net Increase in Net Assets	314,572,027	45,187,229

Net Assets:
Beginning of period	1,510,561,974	1,465,374,745

End of period	$1,825,134,001	$1,510,561,974

See notes to financial statements

Tax Free Reserves Portfolio

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows: A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the 1940 Act.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $1,751,570, of which $706,556 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. InvestmentTransactions Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $8,360,654,652 and $8,027,161,956, respectively, for the six months ended February 29, 2004.

4. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at February 29, 2004, for federal income tax purposes, amounted to $1,820,284,724.

5.Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

6. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affili-ate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those ben-efits in exchange for arrangements that included a one-time payment from the sub-contractor.

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

Tax Free Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003	2002	2001	2000	1999

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$1,825,134		$1,510,562	$1,465,375	$752,379	$675,492	$657,120
Ratio of expenses to
average net assets	0.15	%*	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment
income to average
net assets	0.87	%*	1.14%	1.64%	3.48%	3.77%	3.11%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.23	%*	0.24%	0.24%	0.29%	0.29%	0.29%
Net investment income to
average net assets	0.79	%*	1.05%	1.55%	3.34%	3.63%	2.98%

* Annualized.

See notes to financial statements

This page intentionally left blank.

Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and
Chief Executive Officer

Andrew B. Shoup*†
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

*Affiliated Person of the Manager
† As of November 25, 2003

Investment Manager
(of Tax Free Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Tax Free Reserves.

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

©2004 Citicorp	Citigroup Global Markets Inc.
CFS/INS TF/204
04-6432

Semi-Annual Report

CitiSM Institutional Cash Reserves February 29, 2004

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E O F C O N T E N T S

Letter from the Chairman	1

Fund Facts	3

Citi Institutional Cash Reserves

Statement of Assets and Liabilities	4

Statement of Operations	5

Statements of Changes in Net Assets	6

Notes to Financial Statements	7

Financial Highlights	10

Prime Cash Reserves Portfolio

Schedule of Investments	14

Statement of Assets and Liabilities	16

Statement of Operations	17

Statements of Changes in Net Assets	18

Notes to Financial Statements	19

Financial Highlights	22

L E T T E R   F R O M   T H E   C H A I R M A N

Dear Shareholder,

Economic prospects continued to improve over the six months ended February 29, 2004, as tax cuts and continued mortgage re-financings placed additional money into the hands of consumers. Rising domestic consumption, increases in business fixed investment and export activity contributed to a relatively robust growth rate in gross domestic product (“GDP”)[i] in the second half of 2003.

Although Federal Reserve Chairman Alan Greenspan indicated in his semi-annual report to members of Congress that “the real federal funds rate will eventually need to rise toward a more neutral level,” the rate remained at 1.00% through the end of February. Low inflation and a lack of substantial improvement in the labor market will enable the Fed to remain “patient” in its direction of monetary policy. Money market yields moved lower over the reporting period as investors’ expectations of a shift towards a tighter Fed policy waned.

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

Within this environment, the fund performed as follows:

CITISM INSTITUTIONAL CASH RESERVES
YIELDS AS OF FEBRUARY 29, 2004 (Unaudited)

	Seven-Day	Seven-Day
	Current Yield	Effective Yield
Class L Shares	0.91%	0.91%
Class S Shares	0.76%	0.76%
Class O Shares	0.96%	0.97%
Class SVB Securities Horizon Shares	0.81%	0.81%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.citigroupam.com/html/shared/liquidity.html.

The fund’s yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Yields for each share class include a voluntary partial waiver of the management fee and distribution/ service fee.This waiver may be reduced or terminated at any time. If the full management fee and distribution/service fees had been included, the seven-day current and seven-day effective yields for Class L shares would have been 0.74%; the seven-day current and seven-day effective yields for Class S shares would have been 0.59%; the seven-day current and seven-day effective yields for Class SVB Securities Horizon shares would have been 0.69%; and for Class O shares, the seven-day current yield would have been 0.23% and the seven-day effective yield would have been 0.24%.

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. In the cases where the current yield and effective yield are the same, it is due to rounding.

1

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

March 9, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed may differ from those of the firm as a whole.

The fund invests all of its investable assets in Prime Cash Reserves Portfolio (the “Portfolio”).

Please refer to pages 14 through 15 for a list and percentage breakdown of the Portfolio’s holdings.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the fund. i Gross domestic product is a market value of goods and services produced by labor and property in a given country.

2

F U N D   F A C T S

Fund Objective

To provide its shareholders with liquidity and as high a level of current income as is consistent with preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
Class L shares: October 17, 1997	Distributed annually, if any
Class S shares: October 6, 1999
Class O shares: September 10, 2002	Benchmarks*
SVB Securities Horizon	• Lipper S&P AAA-rated
Shares: June 1, 2001	Institutional Money Market
Funds Average
Net Assets as of 2/29/04
Class L shares: $687.6 million	• iMoneyNet, Inc.
Class S shares: $489.4 million	AAA-rated 1st Tier Taxable
Class O shares: $1,894.0 million	Money Market Funds Average
SVB Securities Horizon
Shares: $91.0 million

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.

Citi is a service mark of Citicorp.

3

Citi Institutional Cash Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investment in Prime Cash Reserves Portfolio, at value (Note 1A)	$3,163,539,916

Liabilities:
Dividends payable	1,124,756
Distribution/service fees payable (Note 4)	119,258
Management fees payable (Note 3)	89,267
Accrued expenses and other liabilities	252,293

Total liabilities	1,585,574

Net Assets	$3,161,954,342

Net Assets Consist of:
Par value of shares of beneficial interest ($0.00001 par value, unlimited
shares authorized)	31,620
Paid-in capital in excess of par value	3,161,922,722

Total	$3,161,954,342

Class L Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($687,591,253/687,591,253 shares outstanding)	$1.00

Class S Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($489,360,797/489,360,797 shares outstanding)	$1.00

Class O Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($1,894,022,358/1,894,022,358 shares outstanding)	$1.00

SVB Securities Horizon Shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($90,979,934/90,979,934 shares outstanding)	$1.00

See notes to financial statements

4

Citi Institutional Cash Reserves
S TAT E M E N T O F O P E R AT I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1B):
Allocated income from Prime Cash Reserves Portfolio	$16,460,142
Allocated expenses from Prime Cash Reserves Portfolio	(1,477,773)

		$14,982,369
Expenses:
Management fees (Note 3)	1,479,043
Distribution/service fees	6,147,315
Transfer agent fees	127,970
Registration fees	52,512
Legal fees	52,156
Trustees’ fees	48,664
Shareholder reports	29,959
Blue sky fees	13,530
Custody and fund accounting fees	8,083
Audit fees	6,500
Miscellaneous	48,855

Total expenses	8,014,587
Less: aggregate amounts waived by the Manager
and Distributor (Notes 3 and 4)	(6,665,981)

Net expenses		1,348,606

Net investment income		$13,633,763

See notes to financial statements

5

Citi Institutional Cash Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

From Investment Activities:
Net investment income, declared as dividends to
shareholders (Note 2):	$13,633,763	$20,113,727

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class L Shares:
Proceeds from sale of shares	4,730,544,844	12,350,470,339
Net asset value of shares issued to shareholders
from reinvestment of dividends	668,561	2,084,774
Cost of shares repurchased	(4,910,930,375)	(12,503,137,373)

Total Class L	(179,716,970)	(150,582,260)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class S Shares:
Proceeds from sale of shares	837,906,852	1,696,673,736
Net asset value of shares issued to shareholders
from reinvestment of dividends	820,827	2,107,390
Cost of shares repurchased	(638,408,192)	(1,616,471,904)

Total Class S	200,319,487	82,309,222

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class O Shares:
Proceeds from sale of shares	20,826,599,032	5,762,738,875
Net asset value of shares issued to shareholders
from reinvestment of dividends	5,636,503	1,549,224
Cost of shares repurchased	(20,176,278,568)	(4,526,222,708)

Total Class O	655,956,967	1,238,065,391

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
SVB Securities Horizon Shares:
Proceeds from sale of shares	130,155,946	403,273,021
Net asset value of shares issued to shareholders
from reinvestment of dividends	318,078	54,286
Cost of shares repurchased	(157,643,652)	(285,186,850)

Total Class SVB Securities Horizon Shares	(27,169,628)	118,140,457

Net Increase in Net Assets	649,389,856	1,287,932,810

Net Assets:
Beginning of period	2,512,564,486	1,224,631,676

End of period	$3,161,954,342	$2,512,564,486

See notes to financial statements

6

Citi Institutional Cash Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Institutional Cash Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Institutional Trust (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end, management investment company. On June 3, 2002, the Fund began investing all of its investable assets in Prime Cash Reserves Portfolio, formerly known as Institutional Reserves Portfolio (the “Portfolio”) a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as investment manager. The value of the investment reflects the Fund’s proportionate interest (approximately 88.97% at February 29, 2004) in the net assets of the Portfolio. Citigroup Global Markets Inc. (“CGM”) is the Fund’s Distributor (the “Distributor”). Citicorp Trust Bank, fsb (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent.

     The Fund offers Class L, Class S, Class O and Class SVB Securities Horizon Shares (formerly SVB Late Day Liquid Reserves Shares). The Fund commenced its public offering of Class O shares on September 10, 2002. Each class has different eligibility requirements and its own combination of charges and fees. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Fund were liquidated.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

     C. FederalTaxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies, including Subchapter M, and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect

7

Citi Institutional Cash Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. Dividends The net income of the Fund is determined once daily, as of 5:00 pm Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual rate not to exceed 0.10% of the Fund’s average daily net assets. The management fees paid to the Manager, as compensation for overall investment management services amounted to $1,479,043, of which $1,126,285 was voluntarily waived for the six months ended February 29, 2004. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund has adopted Service Plans for Class L, Class S, Class O and Class SVB Securities Horizon Shares pursuant to Rule 12b-1 under the 1940 Act in which the Fund pays fees for distribution, sales, marketing and shareholder services at an annual rate not to exceed 0.10%, 0.25%, 0.60% and 0.27% of the Fund’s Class L, Class S, Class O and Class SVB Securities Horizon Shares average daily net assets, respectively. The Distribution fee amounted to $396,814, of which $198,407 was voluntarily waived for Class L, $437,205, of which $87,441 was voluntarily waived for Class S, $5,206,290, all of which was voluntarily waived for Class O and $107,006 of which $47,558 was voluntarily waived for Class SVB Securities Horizon Shares for the six months ended Febru-ary 29, 2004.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $5,757,172,606 and $5,122,332,713, respectively, for the six months ended February 29, 2004.

7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee

8

Citi Institutional Cash Reserves
N OT E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Fund’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at February 29, 2004 was not material.

8. Additional Information The Fund has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Fund’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the sub-contractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

     The Boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

     CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

     CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

9

Citi Institutional Cash Reserves
F I N A N C I A L   H I G H L I G H T S

	Class L

	Six Months Ended		Year Ended August 31,
	February 29, 2004
	(Unaudited)		2003		2002		2001	2000	1999

Net Asset Value, beginning
of period	$1.00000		1.00000		$1.00000		$1.00000	$1.00000	$1.00000
Net investment income	0.00454		0.01232		0.01965		0.05288	0.05827	0.04930
Less dividends from net
investment income	(0.00454)		(0.01232)		(0.01965)		(0.05288)	(0.05827)	(0.04930)

Net Asset Value,
end of period	$1.00000		1.00000		$1.00000		$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$687,591		867,308		$1,017,890		$745,455	$496,068	$388,939
Ratio of expenses to
average net assets	0.20	%*#	0.20	%#	0.25	%#	0.25%	0.25%	0.25%
Ratio of net investment
income to average
net assets	0.91	%*#	1.24	%#	1.90	%#	5.17%	5.93%	4.97%
Total return	0.45	%**	1.24%		1.98%		5.42%	5.98%	5.04%

Note: If agents of the Fund and the agent of Prime Cash Reserves Portfolio had not voluntarily waived all or a portion of their fees from the Fund for the periods indicated, the ratios and net investment income per share would have been as follows:

Net investment income
per share	$0.00366		0.00969		$0.01803		$0.05168	$0.05680	$0.04791
Ratios:
Expenses to average
net assets	0.35	%*#	0.42	%#	0.38	%#	0.37%	0.40%	0.40%
Net investment income to
average net assets	0.76	%*#	1.02	%#	1.77	%#	5.05%	5.78%	4.83%

# Includes the Fund’s share of Prime Cash Reserves Portfolio allocated expense commencing on June 3, 2002.
* Annualized
** Not Annualized

See notes to financial statements

10

Citi Institutional Cash Reserves

F I N A N C I A L H I G H L I G H T S

	Class S

								For the Period
	Six Months Ended		Year Ended August 31,					October 6, 1999†
	February 29, 2004							to August 31,
	(Unaudited)		2003		2002		2001	2000

Net Asset Value,
beginning of period	$1.00000		$1.00000		$1.00000		$1.00000	$1.00000
Net investment income	0.00379		0.01082		0.01815		0.05137	0.05202
Less dividends from net
investment income	(0.00379)		(0.01082)		(0.01815)		(0.05137)	(0.05202)

Net Asset Value,
end of period	$1.00000		$1.00000		$1.00000		$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$489,361		$289,041		$206,732		$83,765	$96,359
Ratio of expenses to
average net assets	0.35	%*#	0.35	%#	0.40	%#	0.40%	0.40	%*
Ratio of net investment
income to average
net assets	0.76	%*#	1.04	%#	1.75	%#	4.97%	5.78	%*
Total return	0.38	%**	1.09%		1.83%		5.26%	5.83	%**

Note: If agents of the Fund and the agents of Prime Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00325		$0.00864		$0.01720		$0.04994	$0.05074
Ratios:
Expenses to average
net assets	0.50	%*#	0.57	%#	0.53	%#	0.52%	0.55	%*
Net investment income to
average net assets	0.61	%*#	0.82	%#	1.62	%#	4.85%	5.63	%*

† Commencement of Operations
# Includes the Fund’s share of Prime Cash Reserves Portfolio allocated expense commencing on October 6, 1999
* Annualized
** Not Annualized

See notes to financial statements

11

Citi Institutional Cash Reserves
F I N A N C I A L   H I G H L I G H T S

	Class O

	Six Months Ended		For the Period
	February 29, 2004		September 10, 2002†
	(Unaudited)		to August 31, 2003

Net Asset Value, beginning of period	$1.00000		$1.00000
Net investment income	0.00478		0.01230
Less dividends from net investment income	(0.00478)		(0.01230

Net Asset Value, end of period	$1.00000		$1.00000

Ratios/Supplemental Data:
Net Assets, end of period (000’s omitted)	$1,894,022		$1,238,065
Ratio of expenses to average net assets	0.15	%*#	0.15	%*#
Ratio of net investment income to average net assets	0.96	%*#	1.12	%*#
Total return	0.48	%**	1.22	%**

Note: If agents of the Fund and the agents of Prime Cash Reserves Portfolio had not waived all or a portion of their fees during the period indicated, the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.00157		$0.00989
Ratios:
Expenses to average net assets	0.85	%*#	0.93	%*#
Net investment income to average net assets	0.26	%*#	0.35	%*#

† Commencement of Operations
# Includes the Fund’s share of Prime Cash Reserves Portfolio allocated expense commencing on September 10, 2002.
* Annualized
** Not Annualized
See notes to financial statements

12

Citi Institutional Cash Reserves
F I N A N C I A L   H I G H L I G H T S

	SVB Securities Horizon Shares:

	Six Months Ended		Year Ended August 31,				For the Period
	February 29, 2004						June 1, 2001† to
	(Unaudited)		2003		2002		August 31, 2001

Net Asset Value,
beginning of period	$1.00000		$1.00000		$1.00000		$1.00000
Net investment income	0.00404		0.00752		0.01016		0.00726
Less dividends from net
investment income	(0.00404)		(0.00752)		(0.01016)		(0.00726)

Net Asset Value, end of period	$1.00000		$1.00000		$1.00000		$1.00000

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$90,980		$118,150		$9		$36,069
Ratio of expenses to average
net assets	0.30	%*#	0.42	%#	1.20	%#	1.20	%*
Ratio of net investment income
to average net assets	0.81	%*#	0.81	%#	0.95	%#	3.24	%*
Total return	0.40	%**	0.75%		1.02%		2.95	%**

Note: If agents of the Fund and the agents of Prime Cash Reserves Portfolio had not waived all or a portion of their fees during the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00308		$0.00742		$0.00922		$0.00718
Ratios:
Expenses to average net assets	0.52	%*#	0.59	%#	1.33	%#	1.47	%*
Net investment income to
average net assets	0.59	%*#	0.64	%#	0.82	%#	3.14	%*

† Commencement of Operations
# Includes the Fund’s share of Prime Cash Reserves Portfolio allocated expense commencing on June 3, 2002.
* Annualized
** Not Annualized
See notes to financial statements

13

Prime Cash Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S	February 29, 2004
(Unaudited)
	Principal
	Amount
Issuer	(000’s omitted)	Value

Certificates of Deposit (Yankee) — 7.3%

Bank America
1.10% due 3/15/04	$75,000	$75,000,000
Toronto-Dominion
1.09% due 3/05/04	35,000	35,000,096
Wells Fargo Bank
1.05% due 3/01/04	75,000	75,000,000
WestDeutsche
Landesbank
1.11% due 3/02/04	75,000	75,000,000

		260,000,096

Commercial Paper — 76.1%

Amstel Funding Corp.
1.11% due 3/01/04	60,000	60,000,000
1.10% due 8/11/04	25,000	24,875,486
Aquinas Funding
1.11% due 6/03/04	49,700	49,555,953
Atlantis One
Funding Corp.
1.09% due 7/20/04	25,000	24,893,271
Atomium Funding Corp.
1.06% due 4/14/04	37,414	37,365,528
1.07% due 5/06/04	50,000	49,901,917
1.10% due 8/23/04	25,145	25,010,544
Blue Heron Funding V Ltd.*
1.12% due 2/23/05	75,000	75,000,000
Brahms Funding Corp
1.08% due 3/19/04	60,000	59,967,600
Bryant Park Funding LLC
1.05% due 3/30/04	57,202	57,153,616
CIT Group Inc.*
1.25% due 12/04/04	50,000	50,000,000
Credit Lyonnais
1.08% due 6/30/04	30,000	29,891,100
Crown Point Capital Co.
1.09% due 7/12/04	34,187	34,049,331
Depfa Bank Europe
1.09% due 8/23/04	50,000	49,735,069
Edison Asset Security
1.10% due 3/01/04	60,000	60,000,000
Eiffel Funding
1.06% due 5/28/04	25,000	24,935,222
Fenway Funding LLC
1.09% due 3/12/04	41,351	41,337,228
Galaxy Funding Inc.
1.13% due 5/05/04	50,000	49,897,986
Goldman Sachs Group*
1.21% due 9/20/04	75,000	75,000,000
Grampian Funding Ltd.
1.11% due 6/08/04	50,000	49,847,375
Grampian Funding LLC
1.10% due 8/03/04	50,000	49,763,194
HBOS Treasury
Services PLC
1.11% due 4/14/04	54,000	53,926,740
Hanover Funding Co.
1.05% due 4/22/04	50,000	49,924,167
Harwood Street
Funding LLC
1.08% due 3/18/04	39,125	39,105,046
1.11% due 3/18/04	37,559	37,539,313
Jupiter Sect
1.05% due 6/30/04	29,000	28,897,654
KFW International
Financing Inc.
1.01% due 4/30/04	50,000	49,915,833
K2 USA LLC*
1.06% due 2/28/05	75,000	74,992,561
Macquarie Bank Ltd.
1.09% due 5/28/04	23,750	23,687,010
1.10% due 6/17/04	12,117	12,077,196
1.10% due 7/07/04	24,000	23,906,560
Main Street
Warehouse LLC
1.10% due 3/05/04	60,000	59,992,667
1.09% due 3/30/04	60,000	59,947,316
Mica Funding LLC
1.07% due 5/24/04	50,000	49,875,167
Moat Funding LLC
1.09% due 7/14/04	50,000	49,795,625
Mortgage Interest
Network
1.10% due 3/26/04	70,000	69,946,528
Nieuw Amsterdam
Receivables
1.10% due 7/01/04	60,000	59,776,333
Nyala Funding LLC
1.15% due 4/15/04	50,000	49,928,125
Nyala Funding LLC,
1.08% due 4/15/04	60,000	59,755,200
Park Granada LLC
1.12% due 3/15/04	35,000	34,984,756
Perry Global Funding
1.12% due 3/04/04	61,177	61,171,290
1.07% due 6/01/04	41,830	41,715,618
Premier Asset*
1.05% due 12/15/04	45,000	44,989,200
1.07% due 2/15/05	50,000	49,995,154
Regency Markets LLC
1.05% due 5/20/04	50,000	49,883,333
Republic of Italy
1.09% due 7/27/04	8,800	8,760,566
Scaldis Cap Ltd.
1.13% due 6/21/04	27,293	27,197,050
1.13% due 6/23/04	34,333	34,210,145
1.12% due 8/10/04	30,162	30,009,984

14

Prime Cash Reserves Portfolio
S C H E D U L E O F I N V E S T M E N T S (Continued)	February 29, 2004
(Unaudited)
Principal
Amount
Issuer	(000’s omitted)	Value

Commercial Paper — (cont’d)
Sharp Electronics
1.03% due 3/30/04	$20,000	$19,983,406
ST Germain Holdings
1.07% due 3/23/04	60,000	59,960,767
Sigma Finance Inc.
1.07% due 5/06/04	50,000	49,998,648
Stanfield Victoria
Finance Ltd.
1.09% due 3/10/04*	40,000	40,000,000
1.09% due 7/29/04	21,600	21,501,900
Tango Finance Corp.
1.09% due 7/27/04	18,300	18,217,996
Tango Finance Corp Ltd.
1.12% due 8/06/04	20,000	19,901,689
Victory Receivables
Corp.
1.06% due 3/24/04	48,461	48,428,181
Westpac Capital Corp.
1.12% due 5/27/04	60,000	59,838,325
1.12% due 6/01/04	25,000	24,928,444
Whistlejacket Capital Ltd.
1.20% due 4/15/04	54,450	54,368,325
1.06% due 5/20/04*	25,000	24,998,352
White Pine
Finance LLC*
1.07% due 6/07/04	50,158	50,011,901

		2,706,224,491

Master Notes — 3.2%

Merrill Lynch & Co. Inc.*
1.21% due 3/01/04	65,000	65,000,000
Morgan Stanley Dean
Witter & Co.*
1.26% due 3/01/04	50,000	50,000,000

		115,000,000

Time Deposits — 9.3%

Danske Corp
1.05% due 3/31/04	60,000	59,947,500
National City Bank
1.03% due 3/01/04	130,000	130,000,000
US Bank CIN
Grand Cayman
1.03% due 3/01/04	139,263	139,263,000

		329,210,500

US Gov’t Agency Discount Notes — 4.1%

Federal Home Loan Banks
1.16% due 6/04/04	43,000	42,871,776
1.01% due 6/08/04	52,000	51,855,570
Federal National
Mortgage Association
1.10% due 3/22/04	50,000	49,968,063
		144,695,409

Total Investments, at
Amortized Cost	100.0%	3,555,130,496
Other Assets,
Less Liabilities	0.0	558,956

Net Assets	100.0%	$3,555,689,452

See notes to financial statements

* Variable interest rate—subject to periodic change.

15

Prime Cash Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 29, 2004 (Unaudited)

Assets:
Investments, at amortized cost (Note 1A)	$3,555,130,496
Cash	311
Interest receivable	1,081,920

Total assets	3,556,212,727

Liabilities:
Management fees payable (Note 2)	209,643
Accrued expenses and other liabilities	313,632

Total liabilities	523,275

Net Assets	$3,555,689,452

Represented by:
Paid-in capital for beneficial interests	$3,555,689,452

See Notes to financial statements

16

Prime Cash Reserves Portfolio
S T A T E M E N T O F O P E R AT I O N S

For the Six Months Ended February 29, 2004 (Unaudited)

Investment Income (Note 1B)		$18,433,426

Expenses:
Management fees (Note 2)	$1,655,834
Custody and fund accounting fees	320,689
Trustees’ fees	47,875
Legal fees	27,205
Audit fees	10,667
Miscellaneous	3,515

Total expenses	2,065,785
Less: aggregate amounts waived by the Manager (Note 2)	(410,699)
Less: fees paid indirectly (note 1F)	(195)

Net expenses		1,654,891

Net investment income		$16,778,535

See notes to financial statements

17

Prime Cash Reserves Portfolio
S T A T E M E N T   O F   C H A N G E S   I N   N E T   A S S E T S

	Six Months Ended
	February 29, 2004	Year Ended
	(Unaudited)	August 31, 2003

Increase in Net Assets From Operations:
Net investment income	$16,778,535	$23,827,187

Capital Transactions:
Proceeds from contributions (Note 1)	7,696,332,942	10,135,347,564
Value of withdrawals	(6,843,481,659)	(8,699,330,681)

Net increase in net assets from capital transactions	852,851,283	1,436,016,883

Net Increase in Net Assets	869,629,818	1,459,844,070

Net Assets:
Beginning of period	2,686,059,634	1,226,215,564

End of period	$3,555,689,452	$2,686,059,634

See notes to financial statements

18

Prime Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Institutional Reserves Portfolio, which changed its name to Prime Cash Reserves Portfolio (the “Portfolio”) on February 27, 2004, is a separate series of Institutional Portfolio (the “Trust”). The Trust is registered under the U.S. Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager. On June 3, 2002 (commencement of operations) Citi Institutional Cash Reserves transferred all of its investable assets ($1,383,780,908) to the Portfolio in exchange for an interest in the Portfolio.

     The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A.Valuation of Investments Money market instruments are valued at amortized cost, in accordance with the 1940 Act. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under the 1940 Act.

     B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Manager.

     C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

     F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrange-

19

Prime Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

ment, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s, business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fees are computed at an annual rate of 0.10% of the Portfolio’s average daily net assets. The management fees amounted to $1,655,834 of which $410,699 was voluntarily waived for the six months ended February 29, 2004. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases and maturities and sales of money market instruments aggregated $67,661,078,765 and $66,803,964,220, respectively, for the six months ended February 29, 2004.

4. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 29, 2004 and the related liability at ended February 29, 2004 was not material.

5. Additional Information The Portfolio has received the following information from Citigroup Asset Management (“CAM”), the Citigroup business unit which includes the Portfolio’s Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the

20

Prime Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the “Revenue Guarantee Agreement”). In connection with the subsequent purchase of the subcontractor’s business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The boards of CAM-managed funds (the “Boards”) were not informed of the Revenue Guarantee Agreement with the subcontractor at the time the Boards considered and approved the transfer agent agreements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

21

Prime Cash Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

				For the Period
				June 3, 2002*
	Six Months Ended			(Commencement of
	February 29, 2004		Year Ended	Operations) to
	(Unaudited)		August 31, 2003	August 31, 2002

Ratios/Supplemental Data:
Net Assets, end of period
(000’s omitted)	$3,555,689		$2,686,060	$1,226,216
Ratio of expenses to average
net assets	0.10	%*	0.11%	0.15	%*
Ratio of net investment
income to average net assets	1.01	%*	1.27%	1.77	%*

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.12	%*	0.19%	0.20	%*
Net investment income to
average net assets	0.99	%*	1.19%	1.72	%*

* Annualized

See notes to financial statements

22

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Trustees
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA, Chairman*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Officers
R. Jay Gerken, CFA*
President and Chief
Executive Officer

Andrew B. Shoup*†
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino*
Controller

Robert I. Frenkel*
Secretary and Chief Legal Officer

* Affiliated Person of Investment Manager
† As of November 25, 2003

Investment Manager
(of Prime Cash Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th floor
New York, NY 10004

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Institutional Cash Reserves.

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

©2004 Citicorp	CFS/INS.CR/204
04-6419

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         No changes.

ITEM 10. CONTROLS AND PROCEDURES.

         (a)   The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
               Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and
               procedures required by Rule 30a-3(b) under the 1940 Act and
               15d-15(b) under the Securities Exchange Act of 1934

         (b)   There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year
               (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over
               financial reporting.

ITEM 11. EXHIBITS.

               (a)(2) Attached hereto.

               Exhibit 99.CERT            Certifications pursuant to section
                                          302 of the Sarbanes-Oxley Act of
                                          2002

               (b) Furnished.

               Exhibit 99.906CERT         Certifications pursuant to Section
                                          906 of the Sarbanes-Oxley Act of
                                          2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL LIQUID RESERVES

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL LIQUID RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL LIQUID RESERVES

Date: May 5, 2004

By:  /s/ ANDREW B. SHOUP
     Chief Administrative Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL LIQUID RESERVES

Date: May 5, 2004

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL U.S. TREASURY RESERVES

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL U.S. TREASURY RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL U.S. TREASURY RESERVES

Date: May 5, 2004

By:  /s/ ANDREW B. SHOUP
     Chief Administrative Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL U.S. TREASURY RESERVES

Date: May 5, 2004

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL TAX FREE RESERVES

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL TAX FREE RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL TAX FREE RESERVES

Date: May 5, 2004

By:  /s/ ANDREW B. SHOUP
     Chief Administrative Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL TAX FREE RESERVES

Date: May 5, 2004

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL CASH RESERVES

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL CASH RESERVES

Date: May 5, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL CASH RESERVES

Date: May 5, 2004

By:  /s/ ANDREW B. SHOUP
     Chief Administrative Officer of
CITIFUNDS INSTITUTIONAL TRUST-
CITI INSTITUTIONAL CASH RESERVES

Date: May 5, 2004